Share-Based Payments - Bud Apac Share-Based Compensation Program (Detail) shares in Millions, Unit_pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020
Restricted Stock Units [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value	9.6	3.9	10.9
Share-based compensation grant date fair value	$ 293	$ 9
Budweiser APAC [Member] | Restricted Stock Units [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value | shares	0.0	0.0
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value	12.5	0.1
Share-based compensation grant date fair value	$ 39	$ 1
Budweiser APAC [Member] | People bet plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value | shares	0.5
Share-based compensation grant date fair value	$ 2
Budweiser APAC [Member] | New Restricted Stock Units Plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value | shares	14.1	10.0
Share-based compensation grant date fair value	$ 45	$ 26